CORNERCAP
 SMALL-CAP VALUE FUND

 SEMIANNUAL REPORT TO SHAREHOLDERS

 Series of
CornerCap Group of Funds
A "Series" Investment Company

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2001

The Peachtree, Suite 1700	Advisor:	(800) 728-0670
1355 Peachtree Street, NE	Administrator:	(888) 81-FUNDS
Atlanta, Georgia 30309	Telecopier:	(404) 870-0770

CORNERCAP SMALL-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2001 (Unaudited)

Shares		Value (Note 1-A)
	COMMON STOCKS – 93.9%

	Aerospace/Defense – 5.9%
20,200	GenCorp, Inc.	229,068
7,300	B.F. Goodrich	142,204
13,500	Moog Inc. Class A	$304,695

		675,967

	Apparel – 2.2%
13,550	Kellwood Co.	250,675

	Automotives – 7.5%
21,100	Arvinmeritor	301,519
7,900	Superior Industries Int’l	262,359
30,100	TBC Corp. *	297,388

		861,266

	Beverages – 3.6%
9,900	Constellation Brands *	412,434

	Capital Goods – 5.5%
7,700	Briggs & Stratton Corp	240,317
13,000	General Cable	128,050
11,000	Manitowoc	266,640

		635,007

	Chemicals – 2.5%
16,100	Quaker Chemical Corp.	292,215

	Construction – 2.7%
10,500	Centex Construction Products, Inc	310,275

	Consumer Durables – 13.1%
13,600	Salton	116,416
8,800	Harman International Industries	294,800
9,450	Stanley Works	345,398
10,350	Toll Brothers, Inc	307,084
6,000	Toro Co.	252,600
7,500	Maytag	184,800

		1,501,098

	Diversified – 2.2%
13,100	Standex International Corp	246,935

	Electrical Equipment –4.2%
10,400	Ametek, Inc.	273,312
13,750	CTS Corp	203,088

		476,400

	Financials, Diversified – 2.5%
10,600	Raymond James Financial, Inc.	287,790

CORNERCAP SMALL-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS - (Continued)

September 30, 2001 (Unaudited)

Shares		Value (Note 1-A)
	COMMON STOCKS – 93.9%

	Food Products – 6.4%
8,800	McCormick & Co.	403,040
16,000	Smithfield Foods, Inc.	336,800

		739,840

	Furniture – 2.2%
25,600	Haverty Furniture	252,160

	Healthcare Equipment & Services – 7.0%
4,000	Arrow International	149,200
11,500	Alpharma, Inc.	331,200
12,900	Orthodontic Centers of America, Inc.	317,985

		798,385

	Holdings Company – 2.0%
10,525	Crane Company	230,708

	Industrial Services – 2.5%
11,300	ABM Industries	291,653

	Oil & Gas – 2.1%
15,300	Vintage Petroleum, Inc.	242,505

	Packaging and Containers – 3.1%
6,000	Ball Corp.	359,400

	Recreation – 2.1%
6,250	Polaris Industries	239.875

	Retail, Diversified – 5.9%
9,300	Footstar, Inc.	321,780
17,100	Regis Corp.	358,416

		680,196

	Semiconductor Equipment – 3.1%
25,000	Adaptec, Inc.	196,500
15,500	PRI Automation, Inc.	155,310

		351,810

	Technology Software – 0.5%
3,456	Roxio, Inc.	52,531

	Thrift – 2.7%
12,155	Washington Federal	304,483

	Tobacco – 2.4%
8,300	Universal Corp.	276,971

	Total Common Stocks (Cost $10,897,084.60)	10,770,578.45

Principal Amount		Value (Note 1-A)

	SHORT-TERM INVESTMENTS – 6.1%
$748,274	UMB Bank Short-Term Authorized Demand Notes (Cost $748,273.92)		748,273.92

	Total Investments (Cost $11,521,275.48) (a)	100.00%	11,518,852.37
	Liabilities in Excess of Other Assets - Net	0.00%	19,949.12

	Net Assets	100.00%	$11,538,.801.49

	* Non income producing security

	(a) Aggregate cost for federal income tax purpose is $11,521,275.48.

	At September 30, 2001, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Gross unrealized appreciation		$ 1,474,820
	Gross unrealized depreciation		(1,600,498)

	Net unrealized appreciation		$ (125,678)

See accompanying notes to financial statements

CORNERCAP SMALL-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

Six-Months Ended September 30, 2001

ASSETS
Investments at market value, (Identified cost $11,521,275) (Note 1-A)	$10,770,533
Cash	748,274
Receivable for investment securities sold	0
Interest receivable	1,443
Dividends receivable	7,442
Receivable for Fund shares sold	0
Insurance and Reserves	11,109

Total assets	11,538,801

LIABILITIES
Payable for investment securities purchased	58,854
Distributions Payable	614
Payable for fund shares redeemed	0
Advisory fee payable	10,048
Service fees payable	5,024

Total liabilities	74,540

NET ASSETS
(Applicable to 1,075,831.450 shares outstanding, unlimited shares authorized)	$11,464,261

NET ASSET VALUE OFFERING AND REPURCHASE PRICE PER SHARE
($11,464.261 ÷ 1,075,831.450 shares)	$10.66

NET ASSETS
At September 30, 2001, net assets consisted of:
Paid-in capital	$10,778,467
Undistributed net investment income	83,112
Accumulated net realized gain on investments	713,097
Net unrealized appreciation	(125,678)
Extraordinary items	15,263

$11,464,261

See accompanying notes to financial statements

CORNERCAP SMALL-CAP VALUE FUND

STATEMENT OF OPERATIONS

Six-Months Ended September 30, 2001 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$83,381
Interest income	11,809
Extraordinary income	(15,020)

Total income	80,170

Expenses
Management fee (Note 2)	62,633
Service fees (Note 2)	31,317

Total expenses	93,950

Net investment income	(13,780)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain from security transactions	519,093
Unrealized depreciation of investments	(699,139)

Net gain on investments	(180,046)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(193,826)

See accompanying notes to financial statements

CORNERCAP SMALL-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

Six-Months Ended September 30, 2001 (Unaudited)

	Six-Months Ended	Year Ended
	September 30, 2001	March 31, 2001

INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income	$ (13,781)	$ 60,528
Net realized gain (loss) on investments	519,093	934,005
Increase (decrease) in unrealized appreciation of investments	(700,633)	1,297,374

Net increase (decrease) in net assets resulting from operations	(195,321)	2,291,907

Distributions to shareholders from
Net investment income ($0.00 and $0.06 per share, respectively)	--	--
Realized gains ($0.00 and $1.15 per share, respectively)	--	(98,877)

Total distributions	--	(98,877)

Capital share transactions (a)
Increase (Decrease) in net assets resulting from capital share transactions	525,823	2,551,205)

Total increase (decrease) in net assets	330,502	(358,175)

NET ASSETS
Beginning of period	11,133,759	11,491,934

End of period
(including undistributed net investment income of
$11,654 and $33,790, respectively)	$ 11,464,261	$ 11,133,759

(a) Summary of capital share activity follows:
	Six-Months Ended		Year Ended
	September 30, 2001		March 31, 2001
	Shares	Value	Shares	Value
Shares sold
Shares issued on reinvested of distributions	81,702	$ 930,398	192,983	$ 1,960,064
	0	0	10,037	97,774

	81,702	$ 930,398	203,020	(2,057,838)
Shares redeemed	(35,014)	(404,575)	(467,817)	(4,609,043)

Net increase	(46,688)	$ (525,823)	(264,797)	$ (2,551,205)

See accompanying notes to financial statements

CORNERCAP SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the sixth month period)

	Six-Months Ended September 30,	Years Ended March 31,
	2001	2001	2000	1999	1998
Per Share Operating Performance
Net asset value, beginning of year	$ 10.81	$ 8.87	$ 9.56	$ 4.85	$ 11.68

Income from investment operations
Net investment income	(0.013)	.06	.06	.04	.21
Net realized and unrealized gain (loss) on investments	(0.170)	1.96	.46	(3.85)	5.05

Total from investment operations	(0.183)	2.02	.52	(3.81)	5.26

Less distributions from
Net investment income	-	-	(.06)	-	(.22)
Realized gains	-	(.09)	(1.15)	(1.48)	(1.87)

Total distributions	-	(.09)	(1.21)	(1.48)	(2.09)

Net asset value, end of year	$10.66	$ 10.80	$ 8.87	$ 9.56	$ 14.85

Total Return	(14.39)%	22.91%	5.30%	(25.98)%	47.69%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($000)	$11,464	$ 11,134	$ 1,492	$ 12,090	$ 17,942

Ratios to average net assets
Expenses	0.7%	1.50%	1.50%	1.50%	1.56%
Net investment income	(0.11)%		.53%	.23%	.17%
Portfolio turnover rate	59.60%	62.13%	37.13%	39.16%	48.82%

See accompanying notes to financial statements

CORNERCAP SMALL-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2001

(1)          ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

CornerCap Small-Cap Value Fund (the "Fund") was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. Investment operations commenced on July 17, 1986. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

    Security Valuation - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern Standard time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

    Security Transactions, Investment Income and Other - Security transactions are recorded on the next business date after trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

    Distributions to Shareholders - Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

    Accounting Estimates - In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CORNERCAP SMALL-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2001

(2)              TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

The Fund has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the "Advisor"), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.0% of the average daily net assets.

In addition, the Fund has a service agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of .50% of average net assets.

The Advisor will provide day to day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services. All fees and expenses associated with these and other functions including, but not limited to, expenses of legal compliance, shareholder communication and meetings of the shareholders and the Board of Trustees will be paid by the Advisor.

 (3)              PURCHASES AND SALES OF SECURITIES

For the six-month period ended September 30, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $2,889,717 and $3,475,518 respectively.

 (4)              FEDERAL INCOME TAXES

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its share-holders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.